Related party transactions - Summary of Remuneration Explanatory (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supervisory board [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	€ 0.9	€ 1.0	€ 1.0
Executive board [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	5.9	5.8	6.3
Key management [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	24.5	26.4	21.5
Fixed compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	14.0	14.5	9.4
Cash based variable compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	3.3	3.6	3.6
Share based variable compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	2.9	3.2	3.3
Pension contributions [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	3.2	3.9	4.3
Other benefits [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	€ 1.2	€ 1.2	€ 0.9